Label	Element	Value
Hatteras Disciplined Opportunity Fund
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Supplement [Text Block]	ck0001171324_SupplementTextBlock
Hatteras Disciplined Opportunity Fund

(the “Fund”)

January 12, 2016

Supplement to the Summary Prospectus, Prospectus, and Statement of Additional Information (“SAI”)

dated July 10, 2015, as previously supplemented

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SUMMARY PROSPECTUS AND PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE SUMMARY PROSPECTUS AND PROSPECTUS.

Risk/Return [Heading]	rr_RiskReturnHeading	Hatteras Disciplined Opportunity Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Change in Principal Investment Strategy

Effective immediately, the Fund may invest in other investment companies, such as exchange-traded funds (“ETFs”), in lieu of or in addition to investing in call options to gain long exposure to the companies in the S&P 500 Index as part of the Fund’s principal investment strategies.

To the extent the Fund invests in shares of other investment companies, including ETFs, the Fund will be subject to the following principal investment risks:

Shares of Other Investment Companies Risks. Investments in shares of other investment companies are subject to the risks associated with such investment companies’ underlying holdings. You will indirectly bear fees and expenses charged by such other investment companies in addition to the Fund’s direct fees and expenses.  The market price of ETF shares may trade at a discount to their net asset value or an active trading market for ETF shares may not develop or be maintained.  Additionally, trading of ETF shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or security-specific or market-wide “circuit breakers” (which are tied to large decreases in stock prices) are activated and halt trading in the ETF’s shares or in stocks generally.  ETFs in which the Fund invests typically will not be able to replicate exactly the performance of the indices they track.

Please retain this Supplement with your Summary Prospectus, Prospectus and SAI for future reference.